Condensed Financial Information of Registrant - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income	$ 33	$ 30	$ 46	$ 39	$ 28	$ 34	$ 16	$ 8	$ 4	$ 57	$ 67	$ 143	$ 62	$ 53
Unrealized investment gain (loss)	4			(3)						13	(1)	(5)	0	(1)
Effect of income tax benefit	(2)			1						(5)	0	2	0	0
Other comprehensive income (loss), net of tax	2			(2)						8	(1)	(3)	0	(1)
Comprehensive income	$ 35			$ 37						$ 65	$ 66	140	62	52
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income												143	62	53
Unrealized investment gain (loss)												(5)	0	(1)
Effect of income tax benefit												2	0	0
Other comprehensive income (loss), net of tax												(3)	0	(1)
Comprehensive income												$ 140	$ 62	$ 52